Employee Benefit Plan	9 Months Ended
Sep. 30, 2012
Employee Benefit Plan

12. Employee Benefit Plan

The Company has established a 401(k) tax-deferred savings plan (the 401(k) Plan), which permits participants to make contributions by salary deduction pursuant to Section 401(k) of the Internal Revenue Code. The Company is responsible for administrative costs of the 401(k) Plan. The Company may, at its discretion, make matching contributions to the 401(k) Plan. No employer contributions have been made to date.